Fair Value (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$—	$6	$—	$6
Interest rate swaps	—	11	—	11

	$—	$17	$—	$17
Liabilities:
Forward contracts	$—	$—	$—	$—